June 30, 2025

Document Control

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-3628

Re:	Capital Group KKR Multi-Sector+
File Nos. 333-282865; 811-24017

Dear Sir or Madam:

On behalf of Capital Group KKR Multi-Sector+ (“Registrant”), we hereby file Form N-2 Registration Statement Post-Effective Amendment No. 1 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 4 under the Investment Company Act of 1940 (the “1940 Act”).

This Post-Effective Amendment is being filed pursuant to paragraph (a) of Rule 486 to reflect the following changes relating to Registrant:

•	The addition of Class A-3 shares

Given the discrete nature of the changes noted above, we respectfully request limited review of this Post-Effective Amendment.

We propose that the registration statement become effective on August 29, 2025 and undertake to file a subsequent Post-Effective Amendment pursuant to paragraph (b) of Rule 486 of the 1933 Act prior to August 29, 2025, to reflect any comments received from the Securities and Exchange Commission.

If you have any questions about the enclosed, please contact Clara Kang at clara.kang@capgroup.com or (213) 615-3736.

MICHAEL R. TOM

Secretary